Summarized Status of Nonvested Shares and Changes during Periods (Detail) (Unvested Restricted Awards, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unvested Restricted Awards
Shares
Outstanding at beginning of year	618,000	821,000	1,084,000
Granted	310,690	206,040	197,186
Vested	(366,000)	(376,000)	(416,000)
Forfeited/canceled	(9,000)	(33,000)	(44,000)
Outstanding at end of year	554,000	618,000	821,000
Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	$ 16.80	$ 16.91	$ 18.60
Granted	$ 21.47	$ 17.67	$ 15.55
Vested	$ 15.91	$ 17.60	$ 20.63
Forfeited/canceled	$ 19.85	$ 15.71	$ 17.32
Outstanding at end of year	$ 19.96	$ 16.80	$ 16.91